STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Au10tix Limited [Member]
Number of options
Options outstanding, beginning balance	199,875
Options granted	0
Options exercised	0
Options transferred	199,875
Options outstanding, ending balance	0
Options exercisable at end of period	0
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares	$ 0.01
Options granted | $ / shares	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0
Options transferred | $ / shares	0.01
Options outstanding, ending balance | $ / shares	$ 0
Stock Option, Additional Disclosures
Weighted average remaining contractual term	5 years 6 months
AU10TIX Technologies B.V [Member]
Number of options
Options outstanding, beginning balance	30,000
Options granted	193,000
Options exercised	0
Options transferred	199,875
Options Forfeited	(54,000)
Options outstanding, ending balance	368,875
Options exercisable at end of period	282,625
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares	$ 26.46
Options granted | $ / shares	0.59
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0
Options transferred | $ / shares	0.01
Forfeited | $ / shares	15.25
Options outstanding, ending balance | $ / shares	$ 0.23
Stock Option, Additional Disclosures
Weighted average remaining contractual term	5 years